ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 15.0%
	CLO — 15.0%
1,500,000	AGL CLO 3 LTD Series 3A CR(a),(b)	1*TSFR3M + 1.800%	5.4730	04/15/38	$ 1,500,920
1,500,000	AGL CLO 6 LTD Series 6A D1R2(a),(b)	1*TSFR3M + 3.300%	6.9750	04/20/38	1,424,424
2,000,000	Aimco CLO 14 Ltd. Series 14A CR(a),(b)	1*TSFR3M + 1.700%	5.3750	10/20/38	1,998,636
2,000,000	AIMCO CLO Series 2017-A Series AA D1R2(a),(b)	1*TSFR3M + 2.400%	6.0750	01/20/38	1,981,050
1,500,000	Allegro CLO XV Ltd. Series 1A D1AR(a),(b)	1*TSFR3M + 3.000%	6.6750	04/20/38	1,491,021
1,000,000	Battalion Clo 17 Ltd. Series 17A CR(a),(b)	1*TSFR3M + 2.250%	5.9250	03/09/34	1,001,142
3,000,000	CBAMR 2021-14 LTD Series 14A D1R(a),(b)	1*TSFR3M + 2.950%	6.6250	10/20/38	2,985,926
1,500,000	Dryden 109 CLO Ltd. Series 109A BR(a),(b)	1*TSFR3M + 1.570%	5.2430	04/15/38	1,505,625
1,600,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	1*TSFR3M + 3.112%	6.7850	04/15/31	1,607,346
1,000,000	ICG US Clo 2021-3 Ltd. Series 3A CR(a),(b)	1*TSFR3M + 2.100%	5.7750	10/20/34	1,000,814
2,000,000	KKR CLO 27 LTD Series 27A D1R2(a),(b)	1*TSFR3M + 2.900%	6.5730	01/15/35	1,985,606
1,500,000	Madison Park Funding XLV Ltd. Series 45A CRR(a),(b)	1*TSFR3M + 1.900%	5.5730	07/15/34	1,495,934
2,000,000	Oaktree CLO 2020-1 Ltd. Series 1A CRR(a),(b)	1*TSFR3M + 1.750%	5.4230	01/15/38	2,002,428
2,000,000	Oaktree CLO 2025-29 Ltd. Series 29A C(a),(b)	1*TSFR3M + 1.850%	5.5230	04/15/38	2,001,206
1,000,000	Octagon Investment Partners 32 Ltd. Series 1A A2R3(a),(b)	1*TSFR3M + 1.600%	5.2730	10/31/37	999,975
2,150,000	OZLM XXIV Ltd. Series 24A C2(a),(b)	1*TSFR3M + 4.522%	8.1970	07/20/32	2,159,004
1,750,000	Shackleton 2014-V-R CLO Ltd. Series 2014-5RA D(a),(b)	1*TSFR3M + 3.412%	7.0720	05/07/31	1,753,848
1,000,000	TCW CLO 2017-1 Ltd. Series 1A AJR4(a),(b)	1*TSFR3M + 1.500%	5.1670	03/24/38	1,000,741
2,000,000	Trimaran Cavu 2019-1 Ltd. Series 1A CR(a),(b)	1*TSFR3M + 1.950%	5.6250	01/20/37	2,003,964
2,000,000	Wind River 2021-3 CLO Ltd. Series 3A D1AR(a),(b)	1*TSFR3M + 3.000%	6.6750	04/20/38	1,999,940
					33,899,550
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(c)
38,820	Alternative Loan Trust 2007-J1 Series 2007-J1 3A2(d)		4.1370	11/25/36	36,769
1,655,925	BCAP, LLC Trust 2007-AA2 Series 2007-AA2 21IO(b),(e)		0.4210	04/25/37	29,508
					66,277

	TOTAL ASSET BACKED SECURITIES (Cost $34,162,120)				33,965,827

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
19,314	Fannie Mae Interest Strip Series 291 2(e)		8.0000	11/25/27	594

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0% (Continued)
50,721	Fannie Mae Interest Strip Series 343 6(e)		5.0000	10/25/33	$ 4,965
61,941	Fannie Mae Interest Strip Series 346 2(e)		5.5000	12/25/33	8,314
39,802	Fannie Mae Interest Strip Series 355 12(b),(e)		6.0000	07/25/34	4,394
208,683	Fannie Mae Interest Strip Series 364 2(e)		4.5000	09/25/35	25,842
347,756	Fannie Mae Interest Strip Series 365 4(e)		5.0000	04/25/36	48,810
95,560	Fannie Mae Interest Strip Series 384 28(b),(e)		6.0000	05/25/36	14,801
56,085	Fannie Mae Interest Strip Series 370 2(e)		6.0000	06/25/36	10,743
502,384	Fannie Mae Interest Strip Series 378 4(e)		5.0000	07/25/36	81,456
368,143	Fannie Mae Interest Strip Series 371 2(e)		6.5000	07/25/36	68,384
94,242	Fannie Mae Interest Strip Series 377 2(e)		5.0000	10/25/36	15,115
1,126,032	Fannie Mae Interest Strip Series 395 7(e)		5.5000	11/25/36	201,031
58,689	Fannie Mae Interest Strip Series 383 20(e)		5.5000	07/25/37	8,857
296,061	Fannie Mae Interest Strip Series 385 3(e)		5.0000	01/25/38	43,846
324,732	Fannie Mae Interest Strip Series 407 40(e)		6.0000	01/25/38	60,763
608,806	Fannie Mae Interest Strip Series 398 C9(e)		6.0000	05/25/39	158,358
176,581	Fannie Mae Interest Strip Series 396 2(e)		4.5000	06/25/39	24,268
252,110	Fannie Mae Interest Strip Series 399 2(e)		5.5000	11/25/39	49,693
692,175	Fannie Mae Interest Strip Series 408 C4(e)		5.5000	11/25/40	118,653
274,471	Fannie Mae Interest Strip Series 409 C18(e)		4.0000	04/25/42	48,217
26,626	Fannie Mae REMICS Series 2001-32 SA(b),(e)	-1*SOFR30A + 7.836%	4.1900	07/25/31	1,348
253,760	Fannie Mae REMICS Series 2003-7 SN(b),(e)	-1*SOFR30A + 7.636%	3.9900	02/25/33	30,935
69,142	Fannie Mae REMICS Series 2003-43 IY(e)		6.0000	05/25/33	8,454
125,029	Fannie Mae REMICS Series 2004-62 TP(b),(e)	-5.5*SOFR30A + 37.870%	5.5000	07/25/33	13,032
159,965	Fannie Mae REMICS Series 2004-70 XJ(b),(e)		5.0000	10/25/34	19,967
120,549	Fannie Mae REMICS Series 2004-91 DS(b),(e)	-1*SOFR30A + 6.536%	2.8900	12/25/34	10,996
40,169	Fannie Mae REMICS Series 2005-87 SE(b),(e)	-1*SOFR30A + 5.936%	2.2900	10/25/35	3,131
64,378	Fannie Mae REMICS Series 2005-89 S(b),(e)	-1*SOFR30A + 6.586%	2.9400	10/25/35	5,141
105,867	Fannie Mae REMICS Series 2007-28 LS(b),(e)	-1*SOFR30A + 6.511%	2.8650	01/25/36	10,981
13,481	Fannie Mae REMICS Series 2006-8 WN(b),(e)	-1*SOFR30A + 6.586%	2.9400	03/25/36	1,189
26,886	Fannie Mae REMICS Series 2006-8 HL(b),(e)	-1*SOFR30A + 6.586%	2.9400	03/25/36	2,693
899,228	Fannie Mae REMICS Series 2007-18 BF(b),(e)	1*SOFR30A + 0.494%	4.1400	04/25/36	77,359
923,210	Fannie Mae REMICS Series 2007-28 CF(b),(e)	1*SOFR30A + 0.504%	4.1500	07/25/36	95,213
76,119	Fannie Mae REMICS Series 2006-101 SA(b),(e)	-1*SOFR30A + 6.466%	2.8200	10/25/36	8,909
82,526	Fannie Mae REMICS Series 2006-116 S(b),(e)	-1*SOFR30A + 6.486%	2.8400	12/25/36	7,434

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0% (Continued)
33,620	Fannie Mae REMICS Series 2006-125 SM(b),(e)	-1*SOFR30A + 7.086%	3.4400	01/25/37	$ 3,672
136,313	Fannie Mae REMICS Series 2007-36 SN(b),(e)	-1*SOFR30A + 6.656%	3.0100	04/25/37	12,709
488,777	Fannie Mae REMICS Series 2007-55 S(b),(e)	-1*SOFR30A + 6.646%	3.0000	06/25/37	14,126
62,802	Fannie Mae REMICS Series 2007-72 EK(b),(e)	-1*SOFR30A + 6.286%	2.6400	07/25/37	6,126
58,607	Fannie Mae REMICS Series 2007-66 AS(b),(e)	-1*SOFR30A + 6.486%	2.8400	07/25/37	5,075
408,759	Fannie Mae REMICS Series 2007-88 MI(b),(e)	-1*SOFR30A + 6.406%	2.7600	09/25/37	24,457
62,538	Fannie Mae REMICS Series 2007-106 SN(b),(e)	-1*SOFR30A + 6.296%	2.6500	11/25/37	5,584
133,093	Fannie Mae REMICS Series 2007-109 DI(b),(e)	-1*SOFR30A + 6.286%	2.6400	12/25/37	14,988
194,871	Fannie Mae REMICS Series 2007-117 SM(b),(e)	-1*SOFR30A + 6.186%	2.5400	01/25/38	17,401
3,456,534	Fannie Mae REMICS Series 2010-89 AI(b),(e)	-1*SOFR30A + 6.336%	0.1500	02/25/38	11,164
1,198,320	Fannie Mae REMICS Series 2008-58 SE(b),(e)	-1*SOFR30A + 5.886%	2.2400	07/25/38	110,150
185,104	Fannie Mae REMICS Series 2009-66 SH(b),(e)	-1*SOFR30A + 5.936%	2.2900	09/25/39	9,981
67,031	Fannie Mae REMICS Series 2009-112 ST(b),(e)	-1*SOFR30A + 6.136%	2.4900	01/25/40	6,359
50,809	Fannie Mae REMICS Series 2010-126 UI(e)		5.5000	10/25/40	4,324
186,489	Fannie Mae REMICS Series 2010-130 HI(e)		6.0000	11/25/40	33,741
259,608	Fannie Mae REMICS Series 2010-139 SA(b),(e)	-1*SOFR30A + 5.916%	2.2700	12/25/40	26,833
54,227	Fannie Mae REMICS Series 2011-11 PI(e)		4.0000	03/25/41	5,811
160,419	Fannie Mae REMICS Series 2017-87 KI(e)		5.0000	06/25/41	19,506
231,972	Fannie Mae REMICS Series 2011-96 SA(b),(e)	-1*SOFR30A + 6.436%	2.7900	10/25/41	16,153
1,298,016	Fannie Mae REMICS Series 2012-30 CI(e)		5.0000	10/25/41	116,901
1,077,039	Fannie Mae REMICS Series 2011-122 DS(b),(e)	-1*SOFR30A + 6.406%	2.7600	12/25/41	121,540
256,589	Fannie Mae REMICS Series 2012-68 NS(b),(e)	-1*SOFR30A + 6.586%	2.9400	03/25/42	9,280
549,915	Fannie Mae REMICS Series 2012-89 SA(b),(e)	-1*SOFR30A + 5.436%	1.7900	08/25/42	43,668
1,004,669	Fannie Mae REMICS Series 2012-103 TI(e)		5.0000	09/25/42	156,998
60,256	Fannie Mae REMICS Series 2014-68 IB(e)		4.5000	02/25/43	6,064
210,511	Fannie Mae REMICS Series 2013-103 JS(b),(e)	-1*SOFR30A + 5.886%	2.2400	10/25/43	18,964
225,725	Fannie Mae REMICS Series 2014-38 QI(e)		5.5000	12/25/43	31,319
735,109	Fannie Mae REMICS Series 2014-87 MS(b),(e)	-1*SOFR30A + 6.136%	2.4900	01/25/45	72,519
143,299	Fannie Mae REMICS Series 2015-33 OI(e)		5.0000	06/25/45	15,012
323,778	Fannie Mae REMICS Series 2016-39 LS(b),(e)	-1*SOFR30A + 5.886%	2.2400	07/25/46	35,286
1,086,759	Fannie Mae REMICS Series 2017-97 SW(b),(e)	-1*SOFR30A + 6.086%	2.4400	12/25/47	120,499
774,814	Fannie Mae REMICS Series 2017-108 SA(b),(e)	-1*SOFR30A + 6.036%	2.3900	01/25/48	86,495
2,022,408	Fannie Mae REMICS Series 2018-54 SA(b),(e)	-1*SOFR30A + 6.136%	2.4900	08/25/48	181,514
314,766	Fannie Mae REMICS Series 2018-58 IO(e)		5.5000	08/25/48	43,078

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0% (Continued)
89,937	Fannie Mae REMICS Series 2018-74 MI(e)		4.5000	10/25/48	$ 17,520
325,949	Fannie Mae REMICS Series 2019-41 SB(b),(e)	-1*SOFR30A + 5.936%	2.2900	08/25/49	36,233
904,490	Fannie Mae REMICS Series 2020-10 S(b),(e)	-1*SOFR30A + 5.936%	2.2900	05/25/59	99,436
46,142	Freddie Mac REMICS Series 2367 SG(b),(e)	-1*SOFR30A + 7.766%	4.1260	06/15/31	4,047
483,710	Freddie Mac REMICS Series 5112 IB(e)		6.5000	05/15/32	48,848
43,921	Freddie Mac REMICS Series 2444 TI(b),(e)		6.5000	05/15/32	4,744
120,053	Freddie Mac REMICS Series 2463 SB(b),(e)	-1*SOFR30A + 7.886%	4.2460	06/15/32	10,690
17,338	Freddie Mac REMICS Series 2524 SX(b),(e)	-1*SOFR30A + 7.786%	4.1460	11/15/32	1,534
28,706	Freddie Mac REMICS Series 2616 SC(b),(e)	-1*SOFR30A + 7.886%	4.2460	12/15/32	2,338
371,668	Freddie Mac REMICS Series 2802 SI(b),(e)	-1*SOFR30A + 5.886%	2.2460	05/15/34	25,324
170,639	Freddie Mac REMICS Series 2980 SL(b),(e)	-1*SOFR30A + 6.586%	2.9460	11/15/34	15,047
174,457	Freddie Mac REMICS Series 2950 SN(b),(e)	-1*SOFR30A + 5.936%	2.2960	03/15/35	7,870
488,502	Freddie Mac REMICS Series 3055 MS(b),(e)	-1*SOFR30A + 6.486%	2.8460	10/15/35	51,630
35,242	Freddie Mac REMICS Series 3117 JS(b),(e)	-1*SOFR30A + 6.586%	2.9460	02/15/36	3,347
135,681	Freddie Mac REMICS Series 3149 SM(b),(e)	-1*SOFR30A + 6.536%	2.8960	05/15/36	11,644
66,157	Freddie Mac REMICS Series 3239 SI(b),(e)	-1*SOFR30A + 6.536%	2.8960	11/15/36	6,940
152,430	Freddie Mac REMICS Series 3303 SG(b),(e)	-1*SOFR30A + 5.986%	2.3460	04/15/37	11,418
142,787	Freddie Mac REMICS Series 3355 BI(b),(e)	-1*SOFR30A + 5.936%	2.2960	08/15/37	12,222
132,634	Freddie Mac REMICS Series 3368 AI(b),(e)	-1*SOFR30A + 5.916%	2.2760	09/15/37	9,160
52,788	Freddie Mac REMICS Series 4340 TI(e)		5.5000	07/15/39	1,305
108,498	Freddie Mac REMICS Series 3572 VS(b),(e)	-1*SOFR30A + 6.616%	2.9760	09/15/39	11,499
70,302	Freddie Mac REMICS Series 4451 DI(e)		3.5000	10/15/39	1,135
1,431,403	Freddie Mac REMICS Series 3652 CS(b),(e)	-1*SOFR30A + 6.436%	2.7960	03/15/40	169,154
114,080	Freddie Mac REMICS Series 3758 S(b),(e)	-1*SOFR30A + 5.916%	2.2760	11/15/40	9,350
105,878	Freddie Mac REMICS Series 3935 SH(b),(e)	-1*SOFR30A + 6.486%	2.8460	12/15/40	771
102,250	Freddie Mac REMICS Series 4139 PO(f)		2.3500	08/15/42	69,752
105,484	Freddie Mac REMICS Series 4091 TS(b),(e)	-1*SOFR30A + 6.436%	2.7960	08/15/42	14,604
295,771	Freddie Mac REMICS Series 4471 JI(e)		4.5000	09/15/43	59,809
793,273	Freddie Mac REMICS Series 4995 KI(e)		5.5000	12/25/43	114,684
150,135	Freddie Mac REMICS Series 4456 IA(e)		4.0000	03/15/45	23,234
5,414,640	Freddie Mac REMICS Series 4583 TI(b),(e)	-1*SOFR30A + 5.986%	0.1000	05/15/46	10,651
183,329	Freddie Mac REMICS Series 4583 ST(b),(e)	-1*SOFR30A + 5.886%	2.2460	05/15/46	18,401
304,710	Freddie Mac REMICS Series 4618 SA(b),(e)	-1*SOFR30A + 5.886%	2.2460	09/15/46	33,852
589,109	Freddie Mac REMICS Series 5007 SK(b),(e)	-1*SOFR30A + 5.986%	2.3400	08/25/50	73,968

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0% (Continued)
451,352	Freddie Mac REMICS Series 5136 IJ(e)		2.5000	02/25/51	$ 51,111
737,470	Freddie Mac REMICS Series 5086 HI(e)		4.5000	03/25/51	155,923
825,710	Freddie Mac REMICS Series 5174 NI(e)		3.5000	12/25/51	140,644
187,544	Freddie Mac REMICS Series 4291 MS(b),(e)	-1*SOFR30A + 5.786%	2.1460	01/15/54	18,097
61,771	Freddie Mac Strips Series 221 IO(e)		7.0000	03/15/32	8,225
2,127,388	Freddie Mac Strips Series 324 C17(e)		3.5000	12/15/33	166,750
180,947	Freddie Mac Strips Series 238 8(e)		5.0000	04/15/36	27,675
201,745	Freddie Mac Strips Series 240 IO(e)		5.5000	07/15/36	35,180
35,726	Freddie Mac Strips Series 239 IO(e)		6.0000	08/15/36	6,468
285,351	Freddie Mac Strips Series 247 24(e)		5.0000	09/15/36	42,132
496,582	Freddie Mac Strips Series 244 IO(e)		5.5000	12/15/36	71,570
248,433	Freddie Mac Strips Series 303 105(b),(e)		4.0000	01/15/43	32,554
897,170	Freddie Mac Strips Series 324 C24(e)		5.0000	12/15/43	184,822
506,440	Freddie Mac Strips Series 365 121(b),(e)		4.0000	10/15/47	69,537
489,926	Freddie Mac Strips Series 365 C10(e)		3.5000	06/15/49	93,560
806,488	Freddie Mac Strips Series 367 116(b),(e)		3.5000	06/15/50	116,534
373,599	Government National Mortgage Association Series 2021-78 QI(e)		5.0000	05/20/34	18,445
246,267	Government National Mortgage Association Series 2004-46 S(b),(e)	-1*TSFR1M + 6.986%	3.3250	06/20/34	2,740
17,178	Government National Mortgage Association Series 2004-106 HW(b)	-5*TSFR1M + 26.928%	8.6060	12/16/34	19,286
84,387	Government National Mortgage Association Series 2007-40 SW(b),(e)	-1*TSFR1M + 4.066%	0.4050	07/20/37	234
98,949	Government National Mortgage Association Series 2008-2 SM(b),(e)	-1*TSFR1M + 6.386%	2.7210	01/16/38	6,211
58,787	Government National Mortgage Association Series 2008-6 SD(b),(e)	-1*TSFR1M + 6.346%	2.6850	02/20/38	356
784,131	Government National Mortgage Association Series 2008-15 CI(b),(e)	-1*TSFR1M + 6.376%	2.7150	02/20/38	4,526
94,297	Government National Mortgage Association Series 2008-27 SI(b),(e)	-1*TSFR1M + 6.356%	2.6950	03/20/38	550
77,482	Government National Mortgage Association Series 2008-36 SB(b),(e)	-1*TSFR1M + 6.156%	2.4950	04/20/38	431
116,289	Government National Mortgage Association Series 2008-51 SE(b),(e)	-1*TSFR1M + 6.136%	2.4710	06/16/38	7,696
93,441	Government National Mortgage Association Series 2008-51 SC(b),(e)	-1*TSFR1M + 6.136%	2.4750	06/20/38	5,988
46,332	Government National Mortgage Association Series 2008-95 DS(b),(e)	-1*TSFR1M + 7.186%	3.5250	12/20/38	359
79,122	Government National Mortgage Association Series 2009-43 SA(b),(e)	-1*TSFR1M + 5.836%	2.1750	06/20/39	3,093
288,453	Government National Mortgage Association Series 2013-170 ID(b),(e)		3.0060	02/20/40	20,089
55,463	Government National Mortgage Association Series 2010-113 BS(b),(e)	-1*TSFR1M + 5.886%	2.2250	09/20/40	6,416
842,830	Government National Mortgage Association Series 2010-133 SB(b),(e)	-1*TSFR1M + 5.906%	2.2410	10/16/40	99,334

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0% (Continued)
97,491	Government National Mortgage Association Series 2010-152 SA(b),(e)	-1*TSFR1M + 5.936%	2.2710	11/16/40	$ 10,115
131,492	Government National Mortgage Association Series 2012-77 DI(e)		4.0000	01/20/41	3,379
99,477	Government National Mortgage Association Series 2012-69 QI(e)		4.0000	03/16/41	9,548
242,468	Government National Mortgage Association Series 2011-148 SN(b),(e)	-1*TSFR1M + 6.576%	2.9110	11/16/41	30,104
841,857	Government National Mortgage Association Series 2013-4 ID(e)		5.5000	05/16/42	146,168
682,365	Government National Mortgage Association Series 2012-126 IO(e)		3.5000	10/20/42	93,794
94,099	Government National Mortgage Association Series 2013-5 BI(e)		3.5000	01/20/43	13,853
104,510	Government National Mortgage Association Series 2013-53 OI(e)		3.5000	04/20/43	14,081
535,540	Government National Mortgage Association Series 2015-179 BI(e)		4.0000	08/20/43	26,747
69,269	Government National Mortgage Association Series 2013-181 SA(b),(e)	-1*TSFR1M + 5.986%	2.3250	11/20/43	6,899
146,640	Government National Mortgage Association Series 2014-58 SA(b),(e)	-1*TSFR1M + 5.986%	2.3250	04/20/44	15,292
251,286	Government National Mortgage Association Series 2014-91 SB(b),(e)	-1*TSFR1M + 5.486%	1.8210	06/16/44	17,499
43,247	Government National Mortgage Association Series 2016-81 IM(e)		4.0000	10/20/44	1,927
1,095,938	Government National Mortgage Association Series 2014-146 EI(e)		5.0000	10/20/44	224,608
763,874	Government National Mortgage Association Series 2017-56 IE(e)		4.0000	11/20/44	55,045
428,964	Government National Mortgage Association Series 2019-22 SA(b),(e)	-1*TSFR1M + 5.486%	1.8250	02/20/45	34,289
216,793	Government National Mortgage Association Series 2015-36 MI(e)		5.5000	03/20/45	32,883
367,547	Government National Mortgage Association Series 2015-64 SG(b),(e)	-1*TSFR1M + 5.486%	1.8250	05/20/45	30,234
57,063	Government National Mortgage Association Series 2016-27 IA(e)		4.0000	06/20/45	7,504
139,085	Government National Mortgage Association Series 2017-99 DI(e)		4.0000	07/20/45	4,458
422,684	Government National Mortgage Association Series 2015-144 SA(b),(e)	-1*TSFR1M + 6.086%	2.4250	10/20/45	50,032
244,805	Government National Mortgage Association Series 2016-84 IG(e)		4.5000	11/16/45	46,726
359,361	Government National Mortgage Association Series 2016-4 SM(b),(e)	-1*TSFR1M + 5.536%	1.8750	01/20/46	27,379
159,024	Government National Mortgage Association Series 2016-9 SA(b),(e)	-1*TSFR1M + 5.986%	2.3250	01/20/46	17,086
766,323	Government National Mortgage Association Series 2016-121 JS(b),(e)	-1*TSFR1M + 5.986%	2.3250	09/20/46	95,814
152,618	Government National Mortgage Association Series 2016-145 UI(e)		3.5000	10/20/46	26,241
135,233	Government National Mortgage Association Series 2017-68 CI(e)		5.5000	05/16/47	23,843
252,528	Government National Mortgage Association Series 2018-8 IO(e)		4.0000	01/20/48	55,627
15,436,707	Government National Mortgage Association Series 2020-86 TK(b),(e)	-1*TSFR1M + 6.086%	0.1500	08/20/48	76,152
139,594	Government National Mortgage Association Series 2018-120 JI(e)		5.5000	09/20/48	19,971
213,992	Government National Mortgage Association Series 2018-154 IT(e)		5.5000	10/20/48	38,816
391,523	Government National Mortgage Association Series 2019-6 SA(b),(e)	-1*TSFR1M + 5.936%	2.2750	01/20/49	41,639

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0% (Continued)
1,129,709	Government National Mortgage Association Series 2020-47 MI(e)		3.5000	04/20/50	$ 219,326
531,844	Government National Mortgage Association Series 2020-167 NS(b),(e)	-1*TSFR1M + 6.186%	2.5250	11/20/50	71,522
1,305,462	Government National Mortgage Association Series H16 CI(b),(e)		2.0440	10/20/69	50,788
					6,749,269
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,691,630)				6,749,269

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.6%
	ASSET MANAGEMENT — 5.4%
2,800,000	Ares Capital Corporation		5.5000	09/01/30	2,763,744
2,847,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	2,792,192
1,475,000	Blackstone Secured Lending Fund		5.3000	06/30/30	1,438,523
1,550,000	Charles Schwab Corporation (The)(b)	H15T5Y + 3.168%	4.0000	Perpetual	1,548,393
275,000	FS KKR Capital Corporation		2.6250	01/15/27	268,781
625,000	FS KKR Capital Corporation		3.2500	07/15/27	607,238
722,000	FS KKR Capital Corporation		3.1250	10/12/28	676,626
2,382,000	Icahn Enterprises, L.P. / Icahn Enterprises		4.3750	02/01/29	2,089,523
					12,185,020
	AUTOMOTIVE — 10.3%
300,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	299,935
812,000	Ford Motor Credit Company, LLC		4.1250	08/17/27	802,566
225,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	228,143
500,000	Ford Motor Credit Company, LLC		4.8500	11/20/29	492,204
1,415,000	Ford Motor Credit Company, LLC		5.5000	02/20/30	1,412,797
500,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	469,794
2,380,000	Ford Motor Credit Company, LLC		6.1250	03/08/34	2,391,534
700,000	Ford Motor Credit Company, LLC		6.2000	06/20/34	700,370
4,197,000	General Motors Financial Company, Inc.(b)	H15T5Y + 4.997%	5.7000	Perpetual	4,126,264
2,012,000	Nissan Motor Acceptance Company, LLC(a)		1.8500	09/16/26	1,986,180
837,000	Nissan Motor Acceptance Company, LLC(a)		5.3000	09/13/27	834,908
1,205,000	Nissan Motor Acceptance Company, LLC(a)		2.7500	03/09/28	1,143,376
710,000	Nissan Motor Acceptance Company, LLC(a)		2.4500	09/15/28	658,791

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.6% (Continued)
	AUTOMOTIVE — 10.3% (Continued)
925,000	Nissan Motor Acceptance Company, LLC(a)		5.5500	09/13/29	$ 906,121
5,800,000	Nissan Motor Acceptance Company, LLC(a)		6.1250	09/30/30	5,715,263
500,000	Volkswagen Group of America Finance, LLC(a)		5.6500	09/12/28	510,313
500,000	Volkswagen Group of America Finance, LLC(a)		4.7500	11/13/28	500,146
					23,178,705
	BANKING — 18.6%
2,739,000	Bank of America Corporation(b)	H15T5Y + 2.760%	4.3750	Perpetual	2,716,559
3,820,000	Bank of Nova Scotia (The)(b)	H15T5Y + 2.613%	3.6250	10/27/81	3,770,470
500,000	Barclays plc		4.8360	05/09/28	500,579
1,375,000	BNP Paribas S.A.(a),(b)	H15T5Y + 4.899%	7.7500	Perpetual	1,446,254
1,800,000	BNP Paribas S.A.(a),(b)	H15T5Y + 2.944%	4.5000	Perpetual	1,675,498
2,000,000	BNP Paribas S.A.(b)	H15T5Y + 4.899%	7.7500	Perpetual	2,103,642
3,820,000	BNP Paribas S.A.(a),(b)	H15T5Y + 3.196%	4.6250	Perpetual	3,810,044
4,848,000	Citigroup, Inc. Series Y(b)	H15T5Y + 3.000%	4.1500	Perpetual	4,816,653
1,326,000	Citizens Financial Group, Inc.(b)	H15T5Y + 3.215%	4.0000	Perpetual	1,311,971
1,975,000	Credit Agricole S.A.(a),(b)	H15T5Y + 3.237%	4.7500	Perpetual	1,923,779
1,750,000	Credit Agricole S.A.(b)	H15T5Y + 3.237%	4.7500	Perpetual	1,704,614
2,000,000	Deutsche Bank A.G.(b)	USISOA05 + 4.358%	8.1300	Perpetual	2,124,496
2,750,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.234%	7.9080	Perpetual	2,783,729
523,000	JPMorgan Chase & Company(b)	SOFRRATE + 7.000%	8.5000	02/15/39	452,812
350,000	KeyBank NA		6.9500	02/01/28	363,305
1,270,000	KeyCorporation(b)	TSFR3M + 3.606%	5.0000	Perpetual	1,259,785
2,047,000	M&T Bank Corporation(b)	H15T5Y + 2.679%	3.5000	Perpetual	2,018,819
1,365,000	PNC Financial Services Group, Inc. (The)(b)	H15T5Y + 2.595%	3.4000	Perpetual	1,348,351
478,000	Royal Bank of Canada(b)	SOFRRATE + 7.450%	8.5000	02/28/39	483,378
250,000	Societe Generale S.A.(a),(b)	H15T1Y + 1.300%	2.7970	01/19/28	246,801
200,000	Societe Generale S.A.(b)	H15T5Y + 5.385%	9.3750	Perpetual	211,042
2,500,000	Societe Generale S.A.(b)	H15T5Y + 4.514%	5.3750	Perpetual	2,408,928
2,295,000	US Bancorp(b)	SOFR + 2.914%	5.3000	Perpetual	2,288,127
600,000	US Bancorp(b)	H15T5Y + 2.541%	3.7000	Perpetual	590,888
					42,360,524
	BIOTECH & PHARMA — 1.4%
250,000	Teva Pharmaceutical Finance Netherlands II BV		5.7500	12/01/30	256,728
647,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	642,731

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.6% (Continued)
	BIOTECH & PHARMA — 1.4% (Continued)
1,800,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	$ 1,799,065
500,000	Teva Pharmaceutical Finance Netherlands III BV		6.7500	03/01/28	513,159
					3,211,683
	COMMERCIAL SUPPORT SERVICES — 0.7%
1,650,000	Aramark Services, Inc.(a)		5.0000	02/01/28	1,647,559

	ELECTRIC UTILITIES — 7.1%
3,400,000	American Electric Power Company, Inc.(b)	H15T5Y + 2.675%	3.8750	02/15/62	3,350,887
1,185,000	CenterPoint Energy, Inc.(b)	H15T5Y + 3.254%	7.0000	02/15/55	1,226,904
1,000,000	CMS Energy Corporation(b)	H15T5Y + 4.116%	4.7500	06/01/50	982,638
2,911,000	Duke Energy Corporation(b)	H15T5Y + 2.321%	3.2500	01/15/82	2,850,334
4,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	Perpetual	4,665,764
1,800,000	Sempra(b)	H15T5Y + 2.868%	4.1250	04/01/52	1,774,917
1,250,000	Southern Company (The)(b)	H15T5Y + 2.915%	3.7500	09/15/51	1,245,586
					16,097,030
	ENTERTAINMENT CONTENT — 0.4%
925,000	Univision Communications, Inc.(a)		4.5000	05/01/29	882,878

	HEALTH CARE FACILITIES & SERVICES — 0.4%
813,000	Charles River Laboratories International, Inc.(a)		4.2500	05/01/28	800,572

	INSTITUTIONAL FINANCIAL SERVICES — 2.1%
1,453,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	Perpetual	1,463,556
860,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 2.297%	6.3000	Perpetual	888,927
275,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 2.630%	3.7500	Perpetual	271,930
2,121,000	Goldman Sachs Group, Inc. (The)(b)	H15T5Y + 2.915%	3.6500	Perpetual	2,115,698
					4,740,111
	LEISURE FACILITIES & SERVICES — 6.5%
577,000	Boyd Gaming Corporation		4.7500	12/01/27	574,697
1,000,000	Carnival Corporation(a)		4.0000	08/01/28	977,418
2,130,000	International Game Technology plc(a)		5.2500	01/15/29	2,121,715
1,550,000	Light & Wonder International Inc(a)		7.5000	09/01/31	1,615,998
650,000	NCL Corporation Ltd.(a)		5.8750	01/15/31	633,019
2,219,000	Penn National Gaming, Inc.(a)		5.6250	01/15/27	2,218,109

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.6% (Continued)
	LEISURE FACILITIES & SERVICES — 6.5% (Continued)
2,955,000	Penn National Gaming, Inc.(a)		4.1250	07/01/29	$ 2,813,532
1,922,000	Scientific Games International, Inc.(a)		7.2500	11/15/29	1,966,410
1,300,000	Station Casinos, LLC(a)		4.5000	02/15/28	1,282,069
675,000	Station Casinos, LLC(a)		4.6250	12/01/31	635,557
					14,838,524
	OIL & GAS PRODUCERS — 3.7%
1,935,000	Enbridge, Inc.(b)	TSFR3M + 3.680%	5.5000	07/15/77	1,937,891
980,000	Enbridge, Inc.(b)	US0003M + 3.641%	6.2500	03/01/78	984,893
1,420,000	Energy Transfer, L.P.(b)	US0003M + 4.155%	6.6250	Perpetual	1,436,864
4,046,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	Perpetual	4,063,264
					8,422,912
	REAL ESTATE INVESTMENT TRUSTS — 0.6%
166,000	MGM Growth Properties Operating Partnership, L.P.		5.7500	02/01/27	166,781
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.2500	12/01/26	498,898
725,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.1250	08/15/30	696,689
					1,362,368
	SPECIALTY FINANCE — 8.0%
2,436,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	Perpetual	2,439,520
2,648,000	Air Lease Corporation(b)	H15T5Y + 3.149%	4.1250	Perpetual	2,616,169
250,000	Ally Financial, Inc.		6.0000	07/15/29	251,005
3,914,000	Ally Financial, Inc.(b)	H15T7Y + 3.481%	4.7000	Perpetual	3,768,854
2,432,000	Ally Financial, Inc. Series B(b)	H15T5Y + 3.868%	4.7000	Perpetual	2,428,840
993,000	American Express Company(b)	H15T5Y + 2.854%	3.5500	Perpetual	983,970
848,000	Capital One Financial Corporation(b)	H15T5Y + 3.157%	3.9500	Perpetual	841,567
2,788,000	Capital One Financial Corporation(b)	TSFR3M + 3.338%	5.5000	Perpetual	2,758,343
2,000,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	6.3800	12/21/65	1,717,927
310,000	OneMain Finance Corporation		3.5000	01/15/27	306,050
250,000	OneMain Finance Corporation		5.3750	11/15/29	246,492
					18,358,737

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.6% (Continued)
	TRANSPORTATION & LOGISTICS — 0.4%
173,000	Air Canada(a)		3.8750	08/15/26	$ 172,634
750,000	American Airlines 2025-1 Class B Pass Through		5.6500	11/11/34	747,629
					920,263
	TOTAL CORPORATE BONDS (Cost $147,661,804)				149,006,886

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 11.7%
	ADVERTISING & MARKETING — 0.2%
500,000	Outfront Media Capital, LLC(b)	TSFR1M + 2.000%	5.6540	09/24/32	$ 502,970

	COMMERCIAL SUPPORT SERVICES — 1.9%
876,858	Aramark Services, Inc.(b)	TSFR1M + 1.750%	5.4180	04/06/28	880,874
1,401,895	Aramark Services, Inc.(b)	TSFR1M + 1.750%	5.6140	06/24/30	1,410,222
1,994,962	Garda World Security Corporation(b)	TSFR1M + 2.750%	6.4210	02/01/29	1,996,209
					4,287,305
	CONTAINERS & PACKAGING — 0.6%
1,250,000	Graham Packaging Company, Inc.(b)	TSFR1M + 2.250%	5.9020	01/14/33	1,249,219

	LEISURE FACILITIES & SERVICES — 4.6%
1,890,342	Restaurant Brands (b)	TSFR1M + 1.750%	5.4180	09/23/30	1,894,473
5,257,705	Caesars Entertainment, Inc.(b)	TSFR3M + 2.250%	5.9020	02/06/31	5,104,917
983,189	Light & Wonder International, Inc.(b)	TSFR1M + 2.000%	5.6530	04/16/29	985,032
492,327	Penn Entertainment, Inc.(b)	TSFR1M + 2.500%	6.1520	05/03/29	494,902
1,987,386	Six Flags Entertainment Corporation(b)	TSFR1M + 2.000%	5.6520	05/01/31	1,974,965
					10,454,289
	RETAIL - DISCRETIONARY — 1.3%
2,922,792	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	6.9020	01/16/32	2,945,078

	SEMICONDUCTORS — 0.3%
600,000	MKS, Inc.(b)	TSFR1M + 1.750%	5.4070	01/28/33	602,814

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 11.7% (Continued)
	TRANSPORTATION & LOGISTICS — 2.8%
2,385,351	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	5.9250	04/20/28	$ 2,375,571
2,458,744	Air Canada(b)	TSFR1M + 1.750%	5.4130	03/21/31	2,459,666
1,644,824	United Airlines, Inc.(b)	TSFR3M + 1.750%	5.4040	02/24/31	1,651,510
					6,486,747
	TOTAL TERM LOANS (Cost $26,663,952)				26,528,422

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.1%
	U.S. TREASURY BILLS — 3.1%
7,000,000	United States Treasury Bill(f)		3.5600	06/09/26	$ 6,972,795

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,972,838)				6,972,795

	TOTAL INVESTMENTS - 98.4% (Cost $225,152,344)				$ 223,223,198
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%				3,705,293
	NET ASSETS - 100.0%				$ 226,928,491

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(g)	Value and Unrealized Depreciation
40	CBOT 10 Year US Treasury Note	Interactive Brokers	06/22/2026	$ 4,423,750	$ (91,875)
40	CBOT 5 Year US Treasury Note	Interactive Brokers	07/01/2026	4,313,438	(68,437)
40	CBOT US Treasure Bond Futures	Interactive Brokers	06/22/2026	4,513,750	(182,500)
	TOTAL FUTURES CONTRACTS				$ (342,812)

A.G.	- Aktiengesellschsft
CBOT	- Chicago Board of Trades
CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
H15T7Y	US Treasury Yield Curve Rate T Note Constant Maturity 7 Year

SOFR	United States SOFR Secured Overnight Financing Index
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month
US0003M	3 Month US Dollar London Interbank Offered Rate
USISOA05	5-Year Published USD SOFR Spread-Adjusted ICE Swap Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $83,387,502 or 36.7% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2026.
(e)	Interest only securities.
(f)	Zero coupon bond.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affect the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.